Commitments and Contingencies (Details)	Sep. 30, 2018 USD ($)
Other Commitments [Line Items]
Contractual obligations due less than 1 year	$ 4,718,020
Contractual obligations due in 1-2 years	2,725,000
Contractual obligations due in 3-5 years
Contractual obligations due in more than 5 years
Total obligations	7,443,020
Office lease [Member]
Other Commitments [Line Items]
Contractual obligations due less than 1 year	37,820
Contractual obligations due in 1-2 years
Contractual obligations due in 3-5 years
Contractual obligations due in more than 5 years
Total obligations	37,820
Note payable [Member]
Other Commitments [Line Items]
Contractual obligations due less than 1 year	200,200
Contractual obligations due in 1-2 years
Contractual obligations due in 3-5 years
Contractual obligations due in more than 5 years
Total obligations	200,200
Convertible promissory notes payable [Member]
Other Commitments [Line Items]
Contractual obligations due less than 1 year	4,480,000
Contractual obligations due in 1-2 years	2,725,000
Contractual obligations due in 3-5 years
Contractual obligations due in more than 5 years
Total obligations	$ 7,205,000